Basis of presentation and Summary of Significant Accounting Policies - Schedule of estimated useful lives of its property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Schedule of Estimated Useful Lives of its Property and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Lab Equipment [Member]
Schedule of Estimated Useful Lives of its Property and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Computer Equipment [Member]
Schedule of Estimated Useful Lives of its Property and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Furniture and Fixtures [Member]
Schedule of Estimated Useful Lives of its Property and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Leasehold Improvements [Member]
Schedule of Estimated Useful Lives of its Property and Equipment [Line Items]
Property plant and equipment shorter of expected lease term or estimated useful life	Shorter of expected lease term or estimated useful life